Fair Value Measurement	6 Months Ended
Jun. 30, 2020
Fair Value Disclosures [Abstract]
FAIR VALUE MEASUREMENT
NOTE 11 –	FAIR VALUE MEASUREMENT

The Company’s financial assets and liabilities measured at fair value on a recurring basis, consisted of the following types of instruments as of June 30, 2020 and December 31, 2019:

	June 30, 2020
	Total	Level 1	Level 2	Level 3
Cash and cash equivalents	$10,163	$10,308	$-	$-
Short term deposits	20,043	20,043	-	-
Cash held with respect to CVR Agreement	2,524	2,524	-	-
Restricted cash	205	205	-	-
Total financial assets	$32,935	$32,935	$-	$-

	December 31, 2019
	Total	Level 1	Level 2	Level 3
Cash and cash equivalents	$3,948	$3,948	$-	$-
Short term deposits	8,060	8,060	-	-
Cash held with respect to CVR Agreement	1,400	1,400	-	-
Restricted cash	176	176	-	-
Total financial assets	$13,584	$13,584	$-	$-